INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended			12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 SFL West Polaris [Member]	Jun. 30, 2012 SFL West Polaris [Member]	Dec. 31, 2012 SFL West Polaris [Member]	Jul. 31, 2008 SFL West Polaris [Member]	Jun. 30, 2013 SFL Deepwater [Member]	Jun. 30, 2012 SFL Deepwater [Member]	Dec. 31, 2012 SFL Deepwater [Member]	Sep. 30, 2008 SFL Deepwater [Member] subsidiaries drilling_rigs	Jun. 30, 2013 Bluelot and Corte Real [Member] Twenty_Foot_Equivalent_Unit	Jun. 30, 2013 Bluelot Shipping Company [Member]	Jun. 30, 2012 Bluelot Shipping Company [Member]	Dec. 31, 2012 Bluelot Shipping Company [Member]	Jun. 30, 2013 SFL Corte Real [Member]	Jun. 30, 2012 SFL Corte Real [Member]	Dec. 31, 2012 SFL Corte Real [Member]	Jun. 30, 2013 SFL Hercules [Member]	Jun. 30, 2012 SFL Hercules [Member]	Dec. 31, 2012 SFL Hercules [Member]	Jun. 30, 2013 SFL Linus [Member]	Jun. 30, 2013 SFL Linus [Member]	Jun. 30, 2012 SFL Linus [Member]	Dec. 31, 2012 SFL Linus [Member]	Jun. 30, 2013 Total [Member]	Dec. 31, 2012 Total [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee				100.00%	100.00%	100.00%		100.00%	100.00%	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%				100.00%
Summarized balance sheet information [Abstract]
Current assets				$ 44,130,000		$ 52,776,000		$ 91,582,000		$ 145,390,000			$ 5,108,000		$ 3,998,000	$ 5,062,000		$ 3,950,000	$ 58,295,000		$ 0	$ 0	$ 0		$ 0	$ 204,177,000	$ 206,114,000
Non-current assets				475,898,000		488,297,000		473,699,000		994,390,000			0		0	0		0	454,128,000		0	195,000,000	195,000,000		0	1,598,725,000	1,482,687,000
Total assets				520,028,000		541,073,000		565,281,000		1,139,780,000			5,108,000		3,998,000	5,062,000		3,950,000	512,423,000		0	195,000,000	195,000,000		0	1,802,902,000	1,688,801,000
Current liabilities				40,563,000		40,138,000		413,601,000		828,712,000			0		0	0		0	29,098,000		0	0	0		0	483,262,000	868,850,000
Non-current liabilities				477,377,000		427,010,000		134,151,000		160,050,000			0		0	0		0	483,563,000		0	195,000,000	195,000,000		0	1,290,091,000	587,060,000
Total liabilities				517,940,000		467,148,000		547,752,000		988,762,000			0		0	0		0	512,661,000		0	195,000,000	195,000,000		0	1,773,353,000	1,455,910,000
Total stockholders' equity				2,088,000		73,925,000		17,529,000		151,018,000			5,108,000		3,998,000	5,062,000		3,950,000	(238,000)		0	0	0		0	29,549,000	232,891,000
Statement of operations information [Abstract]
Operating revenues	64,339,000	76,382,000	146,263,000	12,168,000	21,187,000	37,421,000		31,804,000	35,614,000	69,508,000			9,858,000	9,772,000	19,612,000	9,883,000	9,809,000	19,722,000	626,000	0	0		0	0	0
Net operating revenues	46,781,000	59,042,000	111,434,000	12,150,000	21,185,000	37,418,000		31,782,000	35,608,000	69,485,000			1,112,000	1,125,000	2,266,000	1,112,000	1,124,000	2,265,000	625,000	0	0		0	0	0
Net income/ (loss)	15,530,000	22,660,000	43,492,000	1,163,000	5,767,000	10,719,000		12,381,000	14,645,000	28,243,000			1,112,000	1,125,000	2,266,000	1,112,000	1,123,000	2,264,000	(238,000)	0	0		0	0	0
Term loan facility, principal amount						420,000,000	700,000,000				1,400,000,000
Debt instrument, term						5 years																5 years	5 years
Oustanding debt	1,679,292,000		1,831,200,000	405,000,000				407,800,000
Term loan facility, amount guaranteed				100,000,000					100,000,000
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method											2
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis											2
Capacity of leased-in container vessels (in Twenty-foot equivalent units - TEU)												13,800
Amount of investment loan provided by reporting entity to third party for part-financing of each vessel leased to equity method investees												25,000,000
Term of lease												15 years										15 years	15 years
Term loan facility, amount outstanding																			375,000,000
Debt Instrument, guaranteed amount																			90,000,000
Variable interest entity, purchase price																						600,000,000	600,000,000
Variable interest entity, amount paid																						195,000,000
Debt instrument, bank commitment																						$ 475,000,000	$ 475,000,000